Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 9 — STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 25,000,000 shares of preferred stock with a par value of $0.0001 per share. At March 31, 2025 and December 31, 2024, there were no shares of preferred stock issued and outstanding.

Class A common stock — The Company is authorized to issue 600,000,000 shares of Class A common stock with a par value of $0.0001 per share. At March 31, 2025 and December 31, 2024, there were 56,352,120 shares and 55,928,661 shares of Class A common stock issued and outstanding, respectively. Each share of Class A common stock has one vote and has similar rights and obligations.

Class B common stock — At March 31, 2025 and December 31, 2024, there were zero shares of Class B common stock issued and outstanding, respectively. Shares of Class B common stock were convertible into shares of Class A common stock on a one-for-one basis (i) at any time and from time to time at the option of the holder thereof or (ii) automatically upon on the earliest to occur of (a) the date that is seven (7) years from the date of the Second Amended and Restated Certificate of Incorporation and (b) the first date on which the permitted Class B owners cease to own, in the aggregate, at least 33.0% of the number of shares of Class B common stock issued and held by the permitted Class B owners immediately following the effective time of the Business Combination (or as to which the permitted Class B owners are entitled to as of such time), in each case, as equitably adjusted to reflect any stock splits, reverse stock splits, stock dividends, reorganization, recapitalization, reclassification, combination, exchange of shares or other like change or transaction, each outstanding share of Class B common stock shall automatically, without any further action by the Corporation or any stockholder, convert into one (1) fully paid and nonassessable share of Class A common stock.

In November 2024, pursuant to a notice of conversion delivered by the holder of all outstanding shares of Class B common stock to the Company, all outstanding shares of Class B common stock were converted on a one-for-one basis into shares of Class A common stock. As a result of the conversion, the Company is no longer authorized to issue shares of Class B common stock.

Warrants

In January, February and March 2024, 14 warrant holders of Legacy Montana exercised their warrants to purchase a total of 380,771 Class A common stock, as converted, for a total purchase price of $45,760.

As part of XPDB’s initial public offering (“IPO”), XPDB issued 14,375,000 warrants to 37 investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, XPDB completed the private sale of 11,125,000 warrants where each warrant allows the holder to purchase one share of the Company’s Class A common stock at $11.50 per share. In June 2024, 10 third-party investors exercised their Public Warrants on a cashless basis for a total of 705,758 Class A shares of the Company. In August 2024, 2,225,000 Private Placement warrants were transferred.

As of March 31, 2025, there are 12,657,596 Public Warrants and 8,900,000 Private Placement warrants outstanding.

The Private Placement Warrants (including the common stock issuable upon exercise of the Private Placement Warrants) were not transferable, assignable or saleable until 30 days after the consummation of the Business Combination (except, among other limited exceptions, to the Company’s officers and directors and other persons or entities affiliated with the XPDB’s sponsor and anchor investors) and they will not be redeemable by the Company. The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period, except that the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable.

If holders of the Private Placement Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering their warrants for that number of shares of the Company’s common stock equal to the quotient obtained by dividing (x) the product of the number of shares of the Company’s common stock underlying the warrants multiplied by the excess of the 10 day average closing price (defined below) as of the date prior to the date on which notice of exercise is sent or given to the warrant agent, less the warrant exercise price by (y) the 10 day average closing price. The 10 day average closing price means, as of any date, the average last reported sale price (defined below) of the shares of the Company’s common stock as reported during the 10 trading day period ending on the trading day prior to such date. Last reported sale price means the last reported sale price of the Company’s common stock on the date on which the notice of exercise of the warrant is sent to the warrant agent.

These Public Warrants expire on the fifth anniversary of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the reported last reported sale price of the Class A common stock for any 20 trading days within a 30-trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted).

The Company accounts for the warrants issued in connection with the IPO in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants described above are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Subscription Agreements

During the year ended December 31, 2024, the Company entered into subscription agreements with various investors (the “Subscription Agreements”), which brought in approximately $61.8 million in gross proceeds. The Company issued and sold 5,807,647 shares of the Class A common stock to investors upon the Closing in exchange for equity interests issued by Legacy Montana pursuant to Subscription Agreements entered into by Legacy Montana with such investors in the first quarter of 2024, which resulted in gross proceeds of approximately $49.4 million, comprised of approximately $43.4 million received in the first quarter of 2024 and approximately $6.0 million in the second quarter of 2024. Of this total, TEP Montana purchased an aggregate of 5,116,176 shares in exchange for approximately $43.5 million pursuant to Subscription Agreements between Legacy Montana and TEP Montana. During the second quarter of 2024, the Company issued and sold an additional 1,238,500 shares of Class A common stock to investors pursuant to Subscription Agreements executed in the second quarter, which resulted in additional gross proceeds of approximately $12.4 million.

Equity Financing

Legacy Montana completed a preferred equity financing during February 2023 with TEP Montana, and issued 4,426 Series B Preferred Units in conjunction with this transaction. Upon close of the Business combination, these shares were converted to 105,331 Class A common stock of the Company.

Note 10 — STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock — The Company is authorized to issue 25,000,000 shares of preferred stock with a par value of $0.0001 per share. At December 31, 2024 and December 31, 2023, there were no shares of preferred stock issued and outstanding.

Class A common stock — The Company is authorized to issue 600,000,000 shares of Class A common stock with a par value of $0.0001 per share. At December 31, 2024 and December 31, 2023, there were 55,928,661 shares and 32,731,583 shares of Class A common stock issued and outstanding, respectively. Each share of Class A Common Stock has one vote and has similar rights and obligations.

Class B common stock — At December 31, 2024 and December 31, 2023, there were zero and 4,759,642 shares of Class B common stock issued and outstanding, respectively. Each share entitles the holder thereof to a number of votes per share such that the Legacy Montana Equity holders as of immediately prior to the Closing, immediately following the Closing, collectively owned shares representing at least 80% of the voting power of all classes of capital stock of the Post-Combination Company entitled to vote on matters submitted to a vote of the stockholders of the Post-Combination Company.

Shares of Class B common stock shall be convertible into shares of Class A common stock on a one-for-one basis (i) at any time and from time to time at the option of the holder thereof or (ii) automatically upon on the earliest to occur of (a) the date that is seven (7) years from the date of the Second Amended and Restated Certificate of Incorporation and (b) the first date on which the permitted Class B owners cease to own, in the aggregate, at least 33.0% of the number of shares of Class B common stock issued and held by the permitted Class B owners immediately following the effective time of the Business Combination (or as to which the permitted Class B owners are entitled to as of such time), in each case, as equitably adjusted to reflect any stock splits, reverse stock splits, stock dividends, reorganization, recapitalization, reclassification, combination, exchange of shares or other like change or transaction, each outstanding share of Class B common stock shall automatically, without any further action by the Corporation or any stockholder, convert into one (1) fully paid and nonassessable share of Class A common stock. Following such conversion, the reissuance of all shares of Class B common stock shall be prohibited, and such shares of Class B common stock shall be retired and may not be reissued.

In November 2024, pursuant to a notice of conversion delivered by the holder of all outstanding shares of Class B common stock to the Company, all outstanding shares of Class B common stock were converted on a one-for-one basis into shares of Class A common stock. As a result of the conversion, the Company is no longer authorized to issue shares of Class B common stock.

Warrants

In January, February and March 2024, 14 warrant holders of Legacy Montana exercised their warrants to purchase a total of 380,771 Class A common stock, as converted, for a total purchase price of $45,760.

As part of XPDB’s initial public offering (“IPO”), XPDB issued 14,375,000 warrants to 37 third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, XPDB completed the private sale of 11,125,000 warrants where each warrant allows the holder to purchase one share of the Company’s Class A common stock at $11.50 per share. In June 2024, 10 third-party investors exercised their Public Warrants on a cashless basis for a total of 705,758 Class A shares of the Company. In August 2024, 2,225,000 Private Placement warrants were transferred.

As of December 31, 2024, there are 12,657,596 Public Warrants and 8,900,000 Private Placement warrants outstanding.

The Private Placement Warrants (including the common stock issuable upon exercise of the Private Placement Warrants) were not transferable, assignable or saleable until 30 days after the consummation of the Business Combination (except, among other limited exceptions, to the Company’s officers and directors and other persons or entities affiliated with the XPDB’s sponsor and anchor investors) and they will not be redeemable by the Company. The Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period, except that the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable.

If holders of the Private Placement Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering their warrants for that number of shares of the Company’s common stock equal to the quotient obtained by dividing (x) the product of the number of shares of the Company’s common stock underlying the warrants multiplied by the excess of the 10 day average closing price (defined below) as of the date prior to the date on which notice of exercise is sent or given to the warrant agent, less the warrant exercise price by (y) the 10 day average closing price. The 10 day average closing price means, as of any date, the average last reported sale price (defined below) of the shares of the Company’s common stock as reported during the 10 trading day period ending on the trading day prior to such date. Last reported sale price means the last reported sale price of the Company’s common stock on the date on which the notice of exercise of the warrant is sent to the warrant agent.

These Public Warrants expire on the fifth anniversary of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the reported last reported sale price of the Class A common stock for any 20 trading days within a 30-trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted).

The Company accounts for the warrants issued in connection with the IPO in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants described above are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Subscription Agreements

During the year ended December 31, 2024, the Company entered into subscription agreements with various investors (the “Subscription Agreements”), which brought in approximately $61.8 million in gross proceeds. The Company issued and sold 5,807,647 shares of the Class A common stock to investors upon the Closing in exchange for equity interests issued by Legacy Montana pursuant to Subscription Agreements entered into by Legacy Montana with such investors in the first quarter of 2024, which resulted in gross proceeds of approximately $49.4 million, comprised of approximately $43.4 million received in the first quarter of 2024 and approximately $6.0 million in the second quarter of 2024. Of this total, TEP Montana purchased an aggregate of 5,116,176 shares in exchange for approximately $43.5 million pursuant to Subscription Agreements between Legacy Montana and TEP Montana. During the second quarter of 2024, the Company issued and sold an additional 1,238,500 shares of Class A common stock to investors pursuant to Subscription Agreements executed in the second quarter, which resulted in additional gross proceeds of approximately $12.4 million.

Equity financing

Legacy Montana completed a preferred equity financing during February 2023 with TEP Montana and issued 4,426 Series B Preferred Units in conjunction with this transaction. Upon close of the Business combination, these shares were converted to 105,331 Class A common stock of the Company.